FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 29,438	$ 61,923
Cash and cash equivalents
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,174	45,407
Trade receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,210	14,487
Restricted cash
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 54	$ 2,029